INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in associates and joint ventures (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investment in associates and joint ventures	$ 2,997,603	$ 2,915,633
Investments in associates at fair value	1,670,782	1,532,156
Investments in associates at equity method value	855,291	768,294
Associates
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investment in associates and joint ventures	2,526,073	2,300,450	$ 2,138,156
Joint ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investment in associates and joint ventures	$ 471,530	$ 615,183	$ 582,403